UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Education Income Fund Fidelity® Education Income Fund

This annual shareholder report contains information about Fidelity® Education Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of overweighting corporate bonds, while underweighting U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-composite exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed. A small, out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 33% of fund assets, up from roughly 26% a year ago and notably overweight versus the composite index average of 17%. Exposure to U.S. Treasurys stood at 49% at the end of the fiscal year, compared with an average of 75% for the composite index, while out-of-index exposure to asset-backed securities composed roughly 13% of fund assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 16, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Education Income Fund	6.83%	0.66%
Fidelity Education Income Composite Index℠	6.48%	0.38%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	0.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.08%
A   From March 16, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$691,570,222
Number of Holdings	327
Total Advisory Fee	$0
Portfolio Turnover	77%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	48.4
JPMorgan Chase & Co	2.1
Bank of America Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.3
American Express Cr Acc Mst Tr	1.3
Morgan Stanley	1.2
Wells Fargo & Co	1.1
Chase Issuance Trust	1.0
Citigroup Inc	1.0
UBS Group AG	1.0
60.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913669.100    6361-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Education Income Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Income Fund	$76,900	$-	$10,100	$1,700

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Income Fund	$75,000	$-	$10,100	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023 A
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
Deloitte Entities	$4,960,300	$3,229,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Education Income Fund
(to be renamed Fidelity Education Fund effective October 30, 2024)

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Education Income Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 32.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	2,750,000	2,507,254
4.25% 3/1/27	400,000	398,503
4.3% 2/15/30	250,000	247,466
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	463,036
2.355% 3/15/32	2,000,000	1,699,221
3% 3/22/27	78,000	75,452
		5,390,932
Entertainment - 0.0%
The Walt Disney Co. 1.75% 1/13/26	306,000	295,229
Media - 0.2%
Comcast Corp. 2.35% 1/15/27	500,000	478,163
Warnermedia Holdings, Inc.:
3.755% 3/15/27	1,000,000	958,044
4.054% 3/15/29	6,000	5,606
		1,441,813
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27	19,000	18,381
TOTAL COMMUNICATION SERVICES		7,146,355
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 1.7%
General Motors Financial Co., Inc.:
1.25% 1/8/26	500,000	477,076
2.35% 2/26/27	3,000,000	2,839,814
Hyundai Capital America 1% 9/17/24 (b)	74,000	73,865
Mercedes-Benz Finance North America LLC:
1.45% 3/2/26 (b)	2,500,000	2,388,537
4.8% 8/1/29 (b)	1,800,000	1,821,821
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	227,000	224,899
4.35% 6/8/27 (b)	200,000	198,336
4.95% 8/15/29 (b)	920,000	922,743
5.7% 9/12/26 (b)	2,500,000	2,544,597
		11,491,688
Specialty Retail - 0.7%
Lowe's Companies, Inc.:
4.4% 9/8/25	2,275,000	2,265,777
4.8% 4/1/26	261,000	261,800
O'Reilly Automotive, Inc. 5.75% 11/20/26	516,000	528,547
The Home Depot, Inc. 2.875% 4/15/27	2,028,000	1,965,493
		5,021,617
TOTAL CONSUMER DISCRETIONARY		16,513,305
CONSUMER STAPLES - 1.3%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	2,406,000	2,389,832
Personal Care Products - 0.3%
Kenvue, Inc.:
5.05% 3/22/28	1,262,000	1,296,856
5.35% 3/22/26	598,000	606,627
		1,903,483
Tobacco - 0.7%
BAT Capital Corp. 4.7% 4/2/27	801,000	803,463
BAT International Finance PLC 1.668% 3/25/26	2,750,000	2,624,749
Philip Morris International, Inc. 4.75% 2/12/27	1,503,000	1,516,546
		4,944,758
TOTAL CONSUMER STAPLES		9,238,073
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	15,000	14,258
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	306,974
Enbridge, Inc.:
5.25% 4/5/27	848,000	863,933
5.3% 4/5/29	708,000	727,683
5.9% 11/15/26	720,000	740,170
Exxon Mobil Corp. 2.992% 3/19/25	210,000	207,786
MPLX LP:
1.75% 3/1/26	2,000,000	1,912,139
4% 3/15/28	760,000	745,069
The Williams Companies, Inc. 4.8% 11/15/29	914,000	920,739
		6,424,493
TOTAL ENERGY		6,438,751
FINANCIALS - 21.5%
Banks - 13.2%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	479,690
1.734% 7/22/27 (c)	500,000	474,324
2.456% 10/22/25 (c)	500,000	497,857
2.551% 2/4/28 (c)	850,000	810,593
2.651% 3/11/32 (c)	2,750,000	2,412,832
4.827% 7/22/26 (c)	2,500,000	2,494,978
4.948% 7/22/28 (c)	3,750,000	3,788,558
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	447,674
Barclays PLC:
2.279% 11/24/27 (c)	1,300,000	1,230,343
2.852% 5/7/26 (c)	750,000	737,244
5.304% 8/9/26 (c)	2,500,000	2,504,040
BNP Paribas SA 1.323% 1/13/27 (b)(c)(d)	750,000	713,972
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,121,371
3.945% 8/4/25	495,000	491,232
Citigroup, Inc.:
1.122% 1/28/27 (c)	3,000,000	2,848,935
3.07% 2/24/28 (c)	3,000,000	2,894,841
3.106% 4/8/26 (c)	1,100,000	1,085,513
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(c)	3,050,000	2,869,191
DNB Bank ASA:
0.856% 9/30/25 (b)(c)	2,500,000	2,490,809
1.605% 3/30/28 (b)(c)	2,250,000	2,081,713
HSBC Holdings PLC:
5.21% 8/11/28 (c)	2,827,000	2,866,838
5.597% 5/17/28 (c)	2,100,000	2,145,166
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	2,261,000	2,254,382
Huntington National Bank 5.699% 11/18/25 (c)	1,490,000	1,489,692
ING Groep NV 5.335% 3/19/30 (c)	1,031,000	1,054,079
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)	3,080,000	2,893,208
2.083% 4/22/26 (c)	500,000	490,494
2.58% 4/22/32 (c)	3,000,000	2,626,129
2.947% 2/24/28 (c)	3,318,000	3,195,286
3.54% 5/1/28 (c)	350,000	341,319
4.851% 7/25/28 (c)	3,750,000	3,783,706
5.571% 4/22/28 (c)	1,160,000	1,189,204
KeyBank NA 4.15% 8/8/25	250,000	247,643
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5954% 5/23/25 (c)(d)	177,000	177,475
Lloyds Banking Group PLC 5.985% 8/7/27 (c)	901,000	921,178
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/27 (c)	1,300,000	1,222,292
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	2,050,000	1,933,800
2.651% 5/22/26 (c)	500,000	491,581
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	1,062,000	1,066,239
5.882% 10/30/26	1,700,000	1,751,746
NatWest Group PLC 1.642% 6/14/27 (c)	3,300,000	3,122,368
NatWest Markets PLC 5.416% 5/17/27 (b)	1,800,000	1,835,137
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	1,020,000	1,047,957
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	773,000	725,457
6.124% 5/31/27 (c)	590,000	599,719
Societe Generale:
2.226% 1/21/26 (b)(c)	2,500,000	2,468,250
2.797% 1/19/28 (b)(c)	950,000	899,848
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	703,468
1.474% 7/8/25	2,500,000	2,430,678
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	61,561
Truist Financial Corp. 4.26% 7/28/26 (c)	2,960,000	2,933,256
Wells Fargo & Co.:
2.164% 2/11/26 (c)	750,000	739,742
2.188% 4/30/26 (c)	2,676,000	2,622,943
3.526% 3/24/28 (c)	3,288,000	3,201,604
4.808% 7/25/28 (c)	1,250,000	1,257,210
Wells Fargo Bank NA 5.254% 12/11/26	1,800,000	1,834,862
		91,101,227
Capital Markets - 5.2%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	592,185
1.73% 10/2/26 (b)	573,000	538,957
5.516% 3/25/27 (b)	2,000,000	2,038,853
5.583% 1/9/29 (b)	505,000	518,588
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	722,431
2.311% 11/16/27 (c)	3,300,000	3,112,347
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	2,563,000	2,445,634
4.482% 8/23/28 (c)	2,500,000	2,494,290
Intercontinental Exchange, Inc.:
3.75% 9/21/28	125,000	121,900
4% 9/15/27	1,981,000	1,961,690
4.35% 6/15/29	2,500,000	2,492,915
Moody's Corp. 3.75% 3/24/25	750,000	744,890
Morgan Stanley:
2.188% 4/28/26 (c)	750,000	735,303
2.239% 7/21/32 (c)	2,750,000	2,327,179
3.591% 7/22/28 (c)	1,050,000	1,020,668
4.679% 7/17/26 (c)	1,842,000	1,834,002
5.042% 7/19/30 (c)	1,800,000	1,830,685
S&P Global, Inc. 2.45% 3/1/27	2,814,000	2,692,729
State Street Corp. 4.53% 2/20/29 (c)	1,015,000	1,016,627
UBS Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,234,130
2.593% 9/11/25 (b)(c)	2,500,000	2,498,364
3.091% 5/14/32 (b)(c)	250,000	221,319
4.703% 8/5/27 (b)(c)	2,500,000	2,495,001
6.373% 7/15/26 (b)(c)	300,000	303,121
		35,993,808
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	700,000	667,159
6.1% 1/15/27	2,500,000	2,573,665
American Express Co. 2.55% 3/4/27	54,000	51,680
Capital One Financial Corp.:
1.878% 11/2/27 (c)	3,400,000	3,200,856
4.985% 7/24/26 (c)	2,701,000	2,695,117
John Deere Capital Corp. 4.75% 6/8/26	804,000	809,995
Toyota Motor Credit Corp. 4.55% 8/9/29	240,000	242,018
		10,240,490
Financial Services - 0.4%
Corebridge Financial, Inc.:
3.5% 4/4/25	508,000	502,709
3.65% 4/5/27	2,762,000	2,704,287
		3,206,996
Insurance - 1.2%
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	495,743
1.4% 8/27/27 (b)	700,000	639,676
1.7% 11/12/26 (b)	799,000	750,651
Jackson National Life Global Funding 5.55% 7/2/27 (b)	1,210,000	1,235,998
MassMutual Global Funding II:
4.85% 1/17/29 (b)	2,100,000	2,140,512
5.1% 4/9/27 (b)	1,834,000	1,874,036
RGA Global Funding:
2% 11/30/26 (b)	30,000	28,291
5.448% 5/24/29 (b)	1,055,000	1,088,135
		8,253,042
TOTAL FINANCIALS		148,795,563
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 3/2/28	378,000	386,112
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	108,675
Humana, Inc. 3.7% 3/23/29	2,500,000	2,413,104
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	394,632
		2,916,411
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.:
4.9% 2/22/27	1,158,000	1,176,481
4.9% 2/22/29	846,000	867,459
		2,043,940
TOTAL HEALTH CARE		5,346,463
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
BAE Systems PLC:
5% 3/26/27 (b)	587,000	593,367
5.125% 3/26/29 (b)	546,000	557,337
RTX Corp.:
3.95% 8/16/25	116,000	114,998
5.75% 11/8/26	778,000	798,113
5.75% 1/15/29	366,000	384,391
The Boeing Co.:
5.04% 5/1/27	500,000	500,662
6.259% 5/1/27 (b)	150,000	154,318
		3,103,186
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	1,517,000	1,431,589
Machinery - 0.8%
Daimler Trucks Finance North America LLC:
2% 12/14/26 (b)	500,000	472,756
5.125% 9/25/27 (b)	578,000	587,546
Ingersoll Rand, Inc.:
5.176% 6/15/29	2,100,000	2,154,263
5.197% 6/15/27	2,100,000	2,136,808
Parker Hannifin Corp. 4.25% 9/15/27	217,000	215,876
		5,567,249
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.2% 1/15/27	2,530,000	2,392,041
3.25% 3/1/25	97,000	95,994
		2,488,035
TOTAL INDUSTRIALS		12,590,059
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
5.05% 4/5/27	298,000	303,598
5.05% 4/5/29	430,000	441,958
		745,556
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 5.05% 7/12/29	1,365,000	1,391,629
Software - 0.5%
Roper Technologies, Inc.:
1% 9/15/25	2,076,000	1,997,339
1.75% 2/15/31	750,000	625,252
4.5% 10/15/29	603,000	601,913
		3,224,504
TOTAL INFORMATION TECHNOLOGY		5,361,689
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Ventas Realty LP 2.65% 1/15/25	2,000,000	1,977,842
UTILITIES - 1.5%
Electric Utilities - 1.2%
Alabama Power Co. 3.05% 3/15/32	2,526,000	2,267,445
Duke Energy Corp. 4.3% 3/15/28	1,341,000	1,333,363
Eversource Energy 0.8% 8/15/25	43,000	41,351
Exelon Corp.:
2.75% 3/15/27	1,006,000	966,308
5.15% 3/15/29	381,000	391,120
Georgia Power Co. 4.65% 5/16/28	948,000	957,652
Southern Co.:
3.25% 7/1/26	500,000	488,032
5.5% 3/15/29	900,000	936,863
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	427,970
		7,810,104
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 3.25% 6/1/25	178,000	175,511
Multi-Utilities - 0.3%
DTE Energy Co. 4.95% 7/1/27	574,000	580,228
NiSource, Inc. 0.95% 8/15/25	1,500,000	1,444,222
Sempra 3.3% 4/1/25	28,000	27,659
		2,052,109
TOTAL UTILITIES		10,037,724
TOTAL NONCONVERTIBLE BONDS (Cost $220,940,512)		223,445,824

U.S. Treasury Obligations - 48.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.75% 8/15/32	5,035,500	4,656,854
3.875% 11/30/27	15,500,000	15,539,961
4% 2/29/28	10,368,800	10,444,946
4% 1/31/29	11,212,000	11,325,434
4% 2/15/34	12,372,100	12,449,426
4.125% 10/31/27	17,561,900	17,732,717
4.125% 7/31/28	7,000,000	7,091,328
4.125% 3/31/29	37,100,000	37,685,484
4.25% 2/28/29	51,000,000	52,079,766
4.375% 11/30/28	14,000,000	14,337,422
4.5% 4/15/27	81,166,200	82,507,339
4.625% 9/15/26	10,000,000	10,133,984
4.625% 4/30/29	17,369,600	18,018,246
4.625% 4/30/31	5,982,700	6,267,346
4.875% 10/31/28	32,595,500	33,982,082
TOTAL U.S. TREASURY OBLIGATIONS (Cost $328,398,193)		334,252,335

U.S. Government Agency - Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.3%
2% 2/1/28 to 3/1/32	1,255,964	1,188,739
2.5% 1/1/28 to 7/1/31	867,935	837,695
3% 2/1/31 to 12/1/36	4,823,300	4,611,059
3.5% 12/1/28 to 2/1/33	647,485	636,212
1.5% 1/1/32	1,907,773	1,769,667
TOTAL FANNIE MAE		9,043,372
Freddie Mac - 0.5%
2.5% 1/1/28 to 3/1/32	1,872,273	1,789,590
3% 12/1/30 to 10/1/35	1,703,526	1,644,986
TOTAL FREDDIE MAC		3,434,576
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,459,011)		12,477,948

Asset-Backed Securities - 13.3%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	321,000	323,717
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	1,122,000	1,125,367
Series 2023-1 Class A, 4.87% 5/15/28	1,003,000	1,009,617
Series 2023-3 Class A, 5.23% 9/15/28	4,516,000	4,601,132
Series 2024-1 Class A, 5.23% 4/15/29	1,700,000	1,740,571
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	1,294,000	1,299,390
Series 2023-A1 Class A1, 4.79% 5/15/28	729,000	733,261
Series 2023-A2 Class A2, 4.98% 11/15/28	3,529,000	3,581,907
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	272,000	274,703
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	126,000	128,048
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,603,000	1,606,908
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	1,612,000	1,645,457
Carmax Series 2023-3 Class A3, 5.28% 5/15/28	1,274,000	1,286,454
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,732,000	1,738,711
Carmax Auto Owner Trust:
Series 2024-1 Class A3, 4.92% 10/16/28	757,000	762,599
Series 2024-2 Class A3, 5.5% 1/16/29	232,000	236,757
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	321,000	328,033
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	300,000	304,201
Chase Auto Owner Trust 24-3 Series 2024-3A Class A3, 5.22% 7/25/29 (b)	1,277,000	1,299,110
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	560,000	555,746
Series 2023-A1 Class A, 5.16% 9/15/28	2,354,000	2,393,329
Series 2023-A2 Class A, 5.08% 9/15/30	2,135,000	2,204,505
Series 2024-A1 Class A, 4.6% 1/16/29 (c)	1,892,000	1,905,823
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	789,000	794,529
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	764,000	769,013
Series 2024-2:
Class A3, 5.33% 8/15/28 (b)	374,000	378,567
Class A4, 5.26% 4/15/31 (b)	2,500,000	2,551,742
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	1,091,000	1,107,020
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	827,000	839,422
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	507,000	514,903
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	578,000	582,090
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	1,613,000	1,617,873
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	146,000	148,728
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	105,000	107,173
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	635,000	636,579
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	1,684,000	1,695,546
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/28	1,127,000	1,137,280
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,171,000	1,177,333
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,637,000	1,668,652
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/26	1,165,000	1,165,240
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	312,000	315,612
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	440,000	438,753
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/28	1,324,000	1,351,259
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	147,000	147,787
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,660,000	1,682,303
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	2,000,000	2,036,945
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	1,195,000	1,218,041
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	1,943,000	1,974,800
Hyundai Auto Lease Securitizat:
Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,391,000	1,404,751
Series 2024-B Class A3, 5.41% 5/17/27 (b)	581,000	588,978
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28	314,000	317,871
Series 2023-C Class A3, 5.54% 10/16/28	994,000	1,013,089
Series 2024-A Class A3, 4.99% 2/15/29	334,000	337,998
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	370,000	376,650
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	759,000	776,467
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	901,000	916,853
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	589,000	596,343
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	721,000	729,207
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	331,000	335,778
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	585,000	588,403
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	189,000	192,590
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	740,000	745,166
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	808,000	821,884
Toyota Auto Loan Extended Note Series 2022-1A Class A, 3.82% 4/25/35 (b)	2,500,000	2,465,553
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	985,000	1,004,965
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,515,000	1,531,877
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,697,000	1,713,346
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	90,000	89,469
Series 2023 2 Class A, 4.89% 4/13/28	1,342,000	1,340,073
Series 2023-4 Class A1A, 5.16% 6/20/29	1,806,000	1,825,756
Series 2023-5 Class A1A, 5.61% 9/8/28	1,480,000	1,492,014
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,997,000	2,015,409
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	823,000	828,065
Series 2023-2 Class A3, 5.48% 12/20/28	4,151,000	4,239,668
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	1,723,000	1,750,449
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	181,000	182,231
Series 2023-D Class A3, 5.79% 2/15/29	1,089,000	1,114,222
Series 2024-A Class A3, 4.86% 3/15/29	1,962,000	1,980,132
Series 2024-B Class A3, 5.27% 9/17/29	863,000	880,444
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	753,000	764,610
TOTAL ASSET-BACKED SECURITIES (Cost $90,885,199)		92,102,847

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 0.7%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/52	385,145	363,610
Freddie Mac:
Series 2020-5000 Class BA, 2% 4/25/45	564,109	517,555
Series 2022-5236:
Class HP, 4.5% 12/25/42	2,308,240	2,291,441
Class P, 5% 4/25/48	1,486,704	1,495,081
Series 2022-5266 Class CD, 4.5% 10/25/44	306,474	304,863

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,906,155)		4,972,550

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2017-BNK9 Class ASB, 3.47% 11/15/54	2,217,898	2,172,335
BX Commercial Mortgage Trust floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0874% 10/15/26 (b)(c)(d)	93,262	92,009
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(c)(d)	100,000	99,031
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(c)(d)	75,924	75,212
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.3015% 11/15/38 (b)(c)(d)	93,873	92,964
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(c)(d)	16,685	16,706
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	403,803	394,101
DBGS Mortgage Trust sequential payer Series 2018-C1 Class ASB, 4.302% 10/15/51	2,885,525	2,858,185
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(c)(d)	769,105	759,010
GS Mortgage Securities Trust sequential payer:
Series 2015-GC32 Class AAB, 3.513% 7/10/48	86,685	86,075
Series 2016-GS2 Class AAB, 2.922% 5/10/49	305,634	301,090
Series 2017-GS7 Class AAB, 3.203% 8/10/50	1,549,608	1,518,269
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2019-COR4 Class ASB, 3.9381% 3/10/52	872,805	853,304
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(c)(d)	445,000	435,358
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class ASB, 2.624% 2/15/53	1,600,000	1,509,411
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(d)	191,373	189,040
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	42,244	42,036
Series 2019-C50 Class ASB, 3.635% 5/15/52	937,529	912,652
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	1,600,000	1,516,468
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,686,142)		13,923,256

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $2,063,630)	2,063,217	2,063,630

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $673,338,842)	683,238,390
NET OTHER ASSETS (LIABILITIES) - 1.2%	8,331,832
NET ASSETS - 100.0%	691,570,222

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,313,091 or 10.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,051,408	164,741,108	170,728,908	198,342	22	-	2,063,630	0.0%
Total	8,051,408	164,741,108	170,728,908	198,342	22	-	2,063,630

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	223,445,824	-	223,445,824	-

U.S. Government and Government Agency Obligations	334,252,335	-	334,252,335	-

U.S. Government Agency - Mortgage Securities	12,477,948	-	12,477,948	-

Asset-Backed Securities	92,102,847	-	92,102,847	-

Collateralized Mortgage Obligations	4,972,550	-	4,972,550	-

Commercial Mortgage Securities	13,923,256	-	13,923,256	-

Money Market Funds	2,063,630	2,063,630	-	-
Total Investments in Securities:	683,238,390	2,063,630	681,174,760	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $671,275,212)	$681,174,760
Fidelity Central Funds (cost $2,063,630)	2,063,630

Total Investment in Securities (cost $673,338,842)		$683,238,390
Receivable for investments sold		17,196,377
Interest receivable		7,279,202
Distributions receivable from Fidelity Central Funds		14,368
Total assets		707,728,337
Liabilities
Payable for investments purchased	$16,158,115
Total liabilities		16,158,115
Net Assets		$691,570,222
Net Assets consist of:
Paid in capital		$696,060,086
Total accumulated earnings (loss)		(4,489,864)
Net Assets		$691,570,222
Net Asset Value, offering price and redemption price per share ($691,570,222 ÷ 75,052,882 shares)		$9.21
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$30,642,937
Income from Fidelity Central Funds		198,342
Total income		30,841,279
Expenses
Independent trustees' fees and expenses	$2,126
Total expenses before reductions	2,126
Expense reductions	(629)
Total expenses after reductions		1,497
Net Investment income (loss)		30,839,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,429,031)
Fidelity Central Funds	22
Total net realized gain (loss)		(5,429,009)
Change in net unrealized appreciation (depreciation) on investment securities		22,319,879
Net gain (loss)		16,890,870
Net increase (decrease) in net assets resulting from operations		$47,730,652
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,839,782	$27,513,583
Net realized gain (loss)	(5,429,009)	(8,216,622)
Change in net unrealized appreciation (depreciation)	22,319,879	(8,068,082)
Net increase (decrease) in net assets resulting from operations	47,730,652	11,228,879
Distributions to shareholders	(30,811,127)	(27,485,070)

Share transactions
Proceeds from sales of shares	50,575,400	533,352,501
Reinvestment of distributions	30,811,127	27,485,070
Cost of shares redeemed	(107,935,000)	(74,140,000)

Net increase (decrease) in net assets resulting from share transactions	(26,548,473)	486,697,571
Total increase (decrease) in net assets	(9,628,948)	470,441,380

Net Assets
Beginning of period	701,199,170	230,757,790
End of period	$691,570,222	$701,199,170

Other Information
Shares
Sold	5,621,938	58,077,352
Issued in reinvestment of distributions	3,403,979	3,028,822
Redeemed	(11,839,625)	(8,186,955)
Net increase (decrease)	(2,813,708)	52,919,219

Financial Highlights
Fidelity® Education Income Fund

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.25	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.401	.360	.224	.036
Net realized and unrealized gain (loss)	.199	(.240)	(.858)	.052
Total from investment operations	.600	.120	(.634)	.088
Distributions from net investment income	(.400)	(.360)	(.153)	(.038)
Distributions from net realized gain	-	-	(.013)	-
Total distributions	(.400)	(.360)	(.166)	(.038)
Net asset value, end of period	$9.21	$9.01	$9.25	$10.05
Total Return D,E	6.83%	1.34%	(6.34)%	.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- %	-%	-%	-% I
Expenses net of all reductions H	-%	-%	-%	-% I
Net investment income (loss)	4.43%	3.95%	2.40%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$691,570	$701,199	$230,758	$30,938
Portfolio turnover rate J	77%	73%	80%	87% I,K,L

AFor the period March 16, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Education Income Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.

During September 2024 the Board approved to change the name of the Fund to Fidelity Education Fund effective October 30, 2024.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,706,612
Gross unrealized depreciation	(807,064)
Net unrealized appreciation (depreciation)	$9,899,548
Tax Cost	$673,338,842

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$17,481
Capital loss carryforward	$(14,406,893)
Net unrealized appreciation (depreciation) on securities and other investments	$9,899,548

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,311,237)
Long-term	(6,095,656)
Total capital loss carryforward	$(14,406,893)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$30,811,127	$27,485,070

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Education Income Fund	122,909,728	44,128,016
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $629.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of Fidelity Education Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Education Income Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from March 16, 2021 (commencement of operations) through August 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 16, 2021 (commencement of operations) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 52.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $30,809,573 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Jennifer Toolin McAuliffe
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Christine J. Thompson
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Elizabeth S. Acton
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Laura M. Bishop
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Ann E. Dunwoody
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
John Engler
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Robert F. Gartland
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Robert W. Helm
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Arthur E. Johnson
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Michael E. Kenneally
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Mark A. Murray
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Carol J. Zierhoffer
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901557.103
EDI-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024